Income Tax Provision (Tables)	12 Months Ended
Oct. 31, 2013
Income Tax Provision [Abstract]
Schedule of components of deferred tax assets
	October 31, 2013	October 31, 2012
Net deferred tax assets – Non-current:

Expected income tax benefit from NOL carry-forwards	$22,150	$16,271

Less valuation allowance	(22,150)	(16,271)

Deferred tax assets, net of valuation allowance	$-	$-

Schedule of federal statutory income tax rate and effective income tax rate

	For the Fiscal Year Ended October 31, 2013	For the Fiscal Year Ended October 31, 2012

Federal statutory income tax rate	34.0%	34.0%

Increase (reduction) in income tax provision resulting from:

Net operating loss (“NOL”) carry-forwards	(34.0)	(34.0)

Effective income tax rate	0.0%	0.0%